Income Tax Expense (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Expense [Abstract]
Schedule of Major Components of Income Tax Expense Recognized in Profit or Loss

The major components of income tax expense recognized in profit or loss for the years ended March 31, 2023, 2024 and 2025 were:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Current income tax
Current year’s provision	124,033	223,455	149,467
Over provision in respect of prior years	—	—	(114,028)
	124,033	223,455	35,439
Deferred taxation
Current year (Note 5)	(13,224)	(45,354)	(16,158)
	110,809	178,101	19,281

Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate

A reconciliation between tax expense and the product of accounting profits multiplied by Cambodia income tax rate for the financial years ended March 31, 2023, 2024, and 2025 were as follows:

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
Profit before income tax	855,308	1,297,633	228,954

Tax calculated at tax rate of 20% (2024: 20%)	171,062	259,527	45,791

Effects of:
Income not subject to tax	(2,291)	(27,286)	—
Expenses not deductible for tax purposes	44,602	34,759	68,010
Utilization of deferred tax assets previously not recognized	(189,748)	(112,077)	(129,959)
Effect of minimum tax rates in Cambodia	127,920	46,472	149,467
Over provision in respect of prior year	—	—	(114,028)
Different tax rates in foreign jurisdiction	(40,736)	(23,294)	—
	110,809	178,101	19,281